Shareholder Report, Holdings (Details) - Philotimo Focused Growth and Income Fund [Member]	Sep. 30, 2025
The RealReal, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Allot Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
Barnes & Noble Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
Inspired Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
eGain Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
AMMO, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Compass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Camping World Holdings, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Immersion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
The Lovesac Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Consumer Discretionary - Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Consumer Discretionary - Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.47%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.93%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
Closed-End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.08%